Schedule of investments
Delaware Extended Duration Bond Fund	April 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 96.01%
Banking — 10.03%
Bank of America 2.676% 6/19/41 μ	6,880,000	$ 4,656,565
Bank of Montreal 7.70% 5/26/84 μ	1,895,000	1,896,403
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	2,600,000	2,546,630
Barclays
6.224% 5/9/34 μ	1,332,000	1,336,119
9.625% 12/15/29 μ, ψ	2,230,000	2,336,213
Goldman Sachs Group
2.908% 7/21/42 μ	5,555,000	3,789,177
5.851% 4/25/35 μ	3,415,000	3,418,151
7.50% 5/10/29 μ, ψ	2,385,000	2,416,918
JPMorgan Chase & Co.
3.109% 4/22/51 μ	8,795,000	5,761,528
6.254% 10/23/34 μ	1,323,000	1,370,678
Morgan Stanley
2.802% 1/25/52 μ	7,800,000	4,752,863
5.831% 4/19/35 μ	1,135,000	1,134,967
6.627% 11/1/34 μ	1,840,000	1,942,334

Societe Generale 144A 7.132% 1/19/55 #, μ	1,725,000	1,648,220
State Street 6.123% 11/21/34 μ	1,095,000	1,110,903
Truist Financial 4.95% 9/1/25 μ, ψ	3,440,000	3,351,385
UBS Group 144A 9.25% 11/13/28 #, μ, ψ	2,220,000	2,374,798
		45,843,852
Basic Industry — 4.51%
Dow Chemical 5.60% 2/15/54	5,420,000	5,131,510
Freeport-McMoRan 5.45% 3/15/43	6,005,000	5,510,323
LYB International Finance III 3.625% 4/1/51	7,430,000	5,002,828
Packaging Corp. of America
3.05% 10/1/51	2,915,000	1,847,678
4.05% 12/15/49	2,200,000	1,670,215

Sherwin-Williams 2.90% 3/15/52	2,415,000	1,472,843
		20,635,397
Brokerage — 0.76%
Jefferies Financial Group 6.50% 1/20/43	3,480,000	3,491,310
		3,491,310
Capital Goods — 8.73%
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	1,285,000	1,060,433
BAE Systems 144A 5.50% 3/26/54 #	3,780,000	3,611,934
Boeing
2.196% 2/4/26	3,105,000	2,897,406
NQ- NP [0424] 0624 (3637137)    1

Schedule of investments
Delaware Extended Duration Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Boeing
144A 6.858% 5/1/54 #	2,106,000	$ 2,115,706

Carrier Global 3.577% 4/5/50	6,455,000	4,561,648
Howmet Aerospace 5.95% 2/1/37	5,630,000	5,634,789
Northrop Grumman 5.20% 6/1/54	6,750,000	6,205,345
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	1,315,000	1,221,353
Parker-Hannifin 4.00% 6/14/49	2,780,000	2,141,466
Republic Services 3.05% 3/1/50	3,765,000	2,470,116
Rockwell Automation 2.80% 8/15/61	1,585,000	881,047
RTX
4.80% 12/15/43	1,060,000	921,074
6.40% 3/15/54	815,000	874,898

Sealed Air 144A 7.25% 2/15/31 #	551,000	561,622
Waste Connections 2.95% 1/15/52	7,590,000	4,766,189
		39,925,026
Communications — 10.05%
Altice France 144A 5.125% 1/15/29 #	1,425,000	932,450
American Tower 3.10% 6/15/50	7,080,000	4,414,223
AT&T 3.50% 9/15/53	9,295,000	6,132,594
Cellnex Finance 144A 3.875% 7/7/41 #	5,466,000	4,147,661
Charter Communications Operating 3.85% 4/1/61	8,225,000	4,599,448
Comcast
2.80% 1/15/51	3,355,000	2,002,547
3.90% 3/1/38	4,480,000	3,713,933

CSC Holdings 144A 4.50% 11/15/31 #	2,230,000	1,417,431
Discovery Communications 4.00% 9/15/55	4,138,000	2,597,460
Time Warner Cable 7.30% 7/1/38	2,360,000	2,294,745
T-Mobile USA
3.00% 2/15/41	9,005,000	6,299,798
5.50% 1/15/55	1,210,000	1,136,793
Verizon Communications
2.875% 11/20/50	7,485,000	4,561,307
5.50% 2/23/54	925,000	879,084

VZ Secured Financing 144A 5.00% 1/15/32 #	955,000	805,335
		45,934,809
Consumer Cyclical — 3.82%
Alimentation Couche-Tard 144A 5.617% 2/12/54 #	2,965,000	2,837,265
Amazon.com 2.50% 6/3/50	5,190,000	3,077,298
Aptiv 3.10% 12/1/51	2,279,000	1,345,300
Ford Motor Credit 6.798% 11/7/28	1,795,000	1,835,737
2    NQ- NP [0424] 0624 (3637137)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors 5.40% 4/1/48	5,390,000	$ 4,724,279
Lowe's 2.80% 9/15/41	5,360,000	3,619,323
		17,439,202
Consumer Non-Cyclical — 9.64%
AbbVie
4.25% 11/21/49	3,105,000	2,539,042
5.35% 3/15/44	4,545,000	4,398,013

Amgen 5.65% 3/2/53	6,400,000	6,146,218
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	1,385,000	1,017,812
Gilead Sciences 5.55% 10/15/53	5,360,000	5,206,083
HCA
3.50% 7/15/51	4,616,000	2,997,706
6.00% 4/1/54	2,195,000	2,093,394

JBS USA Holding Lux 4.375% 2/2/52	2,580,000	1,791,105
Merck & Co. 2.75% 12/10/51	9,025,000	5,512,511
Nestle Capital 144A 5.10% 3/12/54 #	2,000,000	1,868,215
Nestle Holdings 144A 2.625% 9/14/51 #	3,365,000	2,013,673
Royalty Pharma 3.35% 9/2/51	9,283,000	5,689,078
Takeda Pharmaceutical 3.175% 7/9/50	4,290,000	2,790,670
		44,063,520
Electric — 13.49%
Arizona Public Service
4.20% 8/15/48	2,720,000	2,080,819
4.25% 3/1/49	2,324,000	1,781,343

Baltimore Gas and Electric 4.55% 6/1/52	2,540,000	2,099,967
Berkshire Hathaway Energy 2.85% 5/15/51	1,048,000	628,444
Commonwealth Edison 2.75% 9/1/51	4,745,000	2,780,982
Constellation Energy Generation 5.75% 3/15/54	1,940,000	1,827,006
Dominion Energy South Carolina 6.25% 10/15/53	2,772,000	2,938,238
Duke Energy 5.00% 8/15/52	2,490,000	2,127,974
Duke Energy Carolinas 5.35% 1/15/53	4,215,000	3,926,936
Edison International 8.125% 6/15/53 μ	1,327,000	1,356,740
Entergy Arkansas 3.35% 6/15/52	550,000	359,761
Evergy Kansas Central 3.25% 9/1/49	1,117,000	728,446
NextEra Energy Capital Holdings 3.00% 1/15/52	6,085,000	3,703,778
Niagara Mohawk Power 144A 5.664% 1/17/54 #	750,000	706,584
Northern States Power
5.10% 5/15/53	1,310,000	1,188,739
5.40% 3/15/54	2,570,000	2,439,648

NSTAR Electric 4.95% 9/15/52	2,635,000	2,328,949
NQ- NP [0424] 0624 (3637137)    3

Schedule of investments
Delaware Extended Duration Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Oglethorpe Power
3.75% 8/1/50	3,190,000	$ 2,210,696
4.50% 4/1/47	3,380,000	2,670,050
5.05% 10/1/48	1,295,000	1,120,415
144A 6.20% 12/1/53 #	410,000	408,487

Pacific Gas & Electric 3.50% 8/1/50	7,450,000	4,781,914
PacifiCorp 2.90% 6/15/52	2,905,000	1,643,600
Public Service Co. of Oklahoma 3.15% 8/15/51	2,240,000	1,404,234
San Diego Gas & Electric 3.32% 4/15/50	1,195,000	785,760
Southern California Edison 4.125% 3/1/48	1,488,000	1,134,862
Southwestern Electric Power 3.25% 11/1/51	3,535,000	2,217,556
Tampa Electric 3.45% 3/15/51	4,087,000	2,703,240
Virginia Electric and Power 2.95% 11/15/51	2,420,000	1,475,855
Vistra Operations 144A 6.95% 10/15/33 #	5,845,000	6,095,581
		61,656,604
Energy — 14.78%
BP Capital Markets 4.875% 3/22/30 μ, ψ	2,400,000	2,249,209
BP Capital Markets America 2.939% 6/4/51	6,320,000	3,962,154
ConocoPhillips
5.30% 5/15/53	1,125,000	1,053,247
5.55% 3/15/54	4,730,000	4,573,286

Diamondback Energy 5.75% 4/18/54	8,350,000	7,976,927
Enbridge
5.75% 7/15/80 μ	2,835,000	2,600,746
5.95% 4/5/54	710,000	688,053
6.70% 11/15/53	2,350,000	2,514,630
Energy Transfer
5.00% 5/15/50	2,500,000	2,073,637
5.95% 5/15/54	1,355,000	1,277,947
6.25% 4/15/49	1,700,000	1,659,245
6.50% 11/15/26 μ, ψ	2,197,000	2,137,347
8.00% 5/15/54 μ	625,000	644,152

Enterprise Products Operating 3.30% 2/15/53	4,175,000	2,760,505
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	1,437,775	1,105,428
Kinder Morgan
3.25% 8/1/50	5,860,000	3,672,707
5.45% 8/1/52	1,405,000	1,267,859

Northern Natural Gas 144A 3.40% 10/16/51 #	4,505,000	2,940,806
Occidental Petroleum
6.20% 3/15/40	4,590,000	4,557,495
4    NQ- NP [0424] 0624 (3637137)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Occidental Petroleum
6.60% 3/15/46	354,000	$ 364,738

Shell International Finance 3.00% 11/26/51	7,410,000	4,707,564
Targa Resources 6.50% 2/15/53	4,475,000	4,584,132
TotalEnergies Capital 5.488% 4/5/54	5,305,000	5,165,609
Venture Global LNG 144A 8.375% 6/1/31 #	515,000	528,839
Williams 3.50% 10/15/51	3,700,000	2,475,105
		67,541,367
Finance Companies — 1.62%
AerCap Holdings 5.875% 10/10/79 μ	260,000	257,199
AerCap Ireland Capital DAC 3.85% 10/29/41	7,800,000	5,881,446
Air Lease 4.125% 12/15/26 μ, ψ	1,470,000	1,274,571
		7,413,216
Insurance — 8.76%
Aon 2.90% 8/23/51	6,967,000	4,185,417
Arthur J Gallagher & Co. 3.50% 5/20/51	5,720,000	3,810,509
Athene Holding
3.45% 5/15/52	5,065,000	3,157,062
3.95% 5/25/51	945,000	666,610
6.25% 4/1/54	920,000	894,961

Brighthouse Financial 3.85% 12/22/51	811,000	506,314
Elevance Health 4.55% 5/15/52	4,455,000	3,672,003
Hartford Financial Services Group 2.90% 9/15/51	5,520,000	3,384,429
Humana 5.75% 4/15/54	2,835,000	2,665,687
Marsh & McLennan
5.45% 3/15/53	4,230,000	4,011,636
5.70% 9/15/53	1,403,000	1,385,393

MetLife 5.00% 7/15/52	4,400,000	3,928,105
Travelers 5.45% 5/25/53	1,905,000	1,865,798
UnitedHealth Group
5.05% 4/15/53	4,795,000	4,365,409
5.375% 4/15/54	1,620,000	1,539,927
		40,039,260
Natural Gas — 3.49%
Atmos Energy 2.85% 2/15/52	2,825,000	1,721,136
Engie 144A 5.875% 4/10/54 #	2,380,000	2,268,971
Piedmont Natural Gas 3.64% 11/1/46	4,035,000	2,811,001
Southern California Gas 4.30% 1/15/49	4,500,000	3,530,883
Southwest Gas
3.80% 9/29/46	2,150,000	1,537,545
NQ- NP [0424] 0624 (3637137)    5

Schedule of investments
Delaware Extended Duration Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Natural Gas (continued)
Southwest Gas
4.15% 6/1/49	2,430,000	$ 1,803,665

Spire Missouri 3.30% 6/1/51	3,440,000	2,260,927
		15,934,128
Technology — 3.98%
Alphabet 2.05% 8/15/50	3,645,000	2,036,544
Apple 2.70% 8/5/51	3,615,000	2,230,105
Broadcom 144A 3.137% 11/15/35 #	4,925,000	3,823,795
Cisco Systems 5.30% 2/26/54	3,580,000	3,447,367
Entegris 144A 5.95% 6/15/30 #	749,000	730,042
Oracle 3.60% 4/1/50	8,759,000	5,928,420
		18,196,273
Transportation — 1.86%
Burlington Northern Santa Fe 2.875% 6/15/52	2,875,000	1,772,698
ERAC USA Finance
144A 5.40% 5/1/53 #	4,005,000	3,767,866
144A 5.625% 3/15/42 #	3,035,000	2,969,383
		8,509,947
Utilities — 0.49%
Essential Utilities 4.276% 5/1/49	2,876,000	2,224,707
		2,224,707
Total Corporate Bonds (cost $507,939,766)		438,848,618

Municipal Bonds — 1.72%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 2.993% 7/1/24 ^	11,206	11,123
Series A-1 4.00% 7/1/35	50,160	48,661
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	957,820	924,296
Long Island, New York Power Authority Electric System Revenue
(Build America Bonds) Series B 5.85% 5/1/41	3,600,000	3,602,160
Metropolitan Transportation Authority Revenue
(Build America Bonds) Series A-2 6.089% 11/15/40	3,205,000	3,285,894
Total Municipal Bonds (cost $7,797,303)		7,872,134
6    NQ- NP [0424] 0624 (3637137)

(Unaudited)
	Number of shares	Value (US $)
Convertible Preferred Stock — 0.49%
Bank of America 7.25% exercise price $50.00 ω	1,360	$ 1,564,000
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	14,912	688,189
Total Convertible Preferred Stock (cost $2,535,432)		2,252,189

Short-Term Investments — 0.91%
Money Market Mutual Funds — 0.91%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.18%)	1,046,507	1,046,507
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.20%)	1,046,507	1,046,507
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	1,046,506	1,046,506
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	1,046,506	1,046,506
Total Short-Term Investments (cost $4,186,026)		4,186,026
Total Value of Securities—99.13% (cost $522,458,527)		453,158,967

Receivables and Other Assets Net of Liabilities—0.87%		3,961,879
Net Assets Applicable to 33,380,528 Shares Outstanding—100.00%		$457,120,846
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of Rule 144A securities was $52,979,690, which represents 11.59% of the Fund’s net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
DAC – Designated Activity Company
USD – US Dollar
NQ- NP [0424] 0624 (3637137)    7